BOARD OF DIRECTORS - Schedule of long term incentive plan and restricted stock units held by members of the board of management (Details)	12 Months Ended				48 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserved (in shares)	224,856,237				224,856,237
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	10,567,365	6,821,901	5,903,440	8,179,538	31,472,244
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	33,273,785
Mr. Fabrice Chouraqui | Board of Management | Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	3,614,572
Settled (in shares)	0
Forfeited / Unvested (in shares)	0
Reserved (in shares)	3,614,572				3,614,572
Mr. Fabrice Chouraqui | Board of Management | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,023,302
Settled (in shares)	0
Forfeited / Unvested (in shares)	0
Reserved (in shares)	1,023,302				1,023,302